Per Share Data (Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income attributable to ORIX Corporation shareholders from continuing operations	¥ 260,169	¥ 234,651	¥ 180,069
Effect of dilutive securities
Expense related to convertible bond	0	0	265
Income from continuing operations for diluted EPS computation	¥ 260,169	¥ 234,651	¥ 180,334
Weighted-average shares	1,309,136	1,309,144	1,268,081
Effect of dilutive securities
Conversion of convertible bond	0	0	40,057
Exercise of stock options	1,377	1,865	2,117
Weighted-average shares for diluted EPS computation	1,310,513	1,311,009	1,310,255
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥ 198.73	¥ 179.24	¥ 142.00
Diluted	¥ 198.52	¥ 178.99	¥ 137.63